Quarterly Holdings Report
for

Fidelity® Series International Value Fund

July 31, 2021

VSF-S-QTLY-0921
1.907975.111

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 2.3%
Commonwealth Bank of Australia	2,187,208	$159,946,480
Evolution Mining Ltd.	10,126,229	31,062,136
Macquarie Group Ltd.	1,367,063	157,405,089

TOTAL AUSTRALIA		348,413,705

Austria - 0.9%
Erste Group Bank AG	3,624,864	140,652,834
Bailiwick of Jersey - 1.9%
Ferguson PLC	926,455	129,936,240
Glencore Xstrata PLC	36,237,427	162,747,701

TOTAL BAILIWICK OF JERSEY		292,683,941

Belgium - 2.7%
Anheuser-Busch InBev SA NV	2,673,700	168,742,990
KBC Groep NV	2,934,487	236,362,291

TOTAL BELGIUM		405,105,281

Denmark - 1.0%
A.P. Moller - Maersk A/S Series B	31,909	88,554,604
ORSTED A/S (a)	444,411	66,006,124

TOTAL DENMARK		154,560,728

Finland - 1.4%
Sampo Oyj (A Shares)	2,971,887	143,201,787
Stora Enso Oyj (R Shares)	3,403,300	67,360,092

TOTAL FINLAND		210,561,879

France - 14.6%
Air Liquide SA	1,145,700	199,247,072
ALTEN	214,108	34,034,073
Atos Origin SA	3	143
AXA SA	9,303,679	240,937,836
BNP Paribas SA	5,168,170	315,150,851
Capgemini SA	714,848	154,545,894
Sanofi SA	3,148,706	324,547,628
SR Teleperformance SA	349,931	147,611,569
Total SA	9,085,992	396,210,437
VINCI SA	1,535,529	162,497,914
Vivendi SA (b)	4,610,986	155,788,867
Worldline SA (a)(c)	728,331	68,176,871

TOTAL FRANCE		2,198,749,155

Germany - 11.1%
Bayer AG	2,122,882	126,479,290
Deutsche Post AG	3,403,807	230,680,250
Hannover Reuck SE	821,563	138,292,776
HeidelbergCement AG	1,639,677	145,452,099
Linde PLC	603,574	184,832,731
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	386,217	104,412,366
Rheinmetall AG	835,841	80,273,167
RWE AG	3,179,500	113,188,174
Siemens AG	2,394,007	373,544,477
Vonovia SE	2,668,905	177,865,238

TOTAL GERMANY		1,675,020,568

Hong Kong - 0.8%
AIA Group Ltd.	10,402,047	124,468,443
India - 0.5%
Reliance Industries Ltd. sponsored GDR (a)	1,380,100	76,319,530
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	155,117,152	39,794,763
Ireland - 1.9%
CRH PLC	4,126,508	206,239,198
Ryanair Holdings PLC sponsored ADR (c)	772,700	84,255,208

TOTAL IRELAND		290,494,406

Italy - 3.4%
Assicurazioni Generali SpA	5,591,898	111,772,605
Enel SpA	27,491,450	253,348,546
Mediobanca SpA (c)	12,059,155	141,420,937

TOTAL ITALY		506,542,088

Japan - 23.0%
DENSO Corp.	2,484,296	170,674,040
FANUC Corp.	404,240	90,536,719
Fujitsu Ltd.	727,000	123,684,802
Hitachi Ltd.	3,833,900	220,522,938
Hoya Corp.	1,388,342	194,953,817
Ibiden Co. Ltd.	1,087,844	57,215,805
Idemitsu Kosan Co. Ltd.	2,409,476	56,718,740
Itochu Corp.	5,768,753	170,750,702
Kao Corp.	923,136	55,583,259
Minebea Mitsumi, Inc.	5,883,351	158,855,822
Mitsubishi Estate Co. Ltd.	3,112,633	48,827,639
Mitsubishi UFJ Financial Group, Inc.	33,395,024	176,415,288
Mitsui Fudosan Co. Ltd.	2,275,996	53,229,334
OBIC Co. Ltd.	278,642	48,817,276
ORIX Corp.	7,530,733	131,249,820
Recruit Holdings Co. Ltd.	1,536,116	79,617,890
Renesas Electronics Corp. (c)	6,646,300	71,548,975
Shin-Etsu Chemical Co. Ltd.	1,370,958	223,643,379
Shinsei Bank Ltd.	5,154,420	68,174,149
SoftBank Group Corp.	2,037,737	128,144,425
Sony Group Corp.	1,640,245	171,350,645
Sumitomo Mitsui Financial Group, Inc.	5,105,563	172,103,850
Suzuki Motor Corp.	2,580,182	104,975,981
Tokio Marine Holdings, Inc.	3,047,815	145,262,105
Tokyo Electron Ltd.	175,363	72,324,167
Toyota Motor Corp.	5,177,124	464,778,769

TOTAL JAPAN		3,459,960,336

Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	1,713,905	116,712,536
Luxembourg - 1.0%
ArcelorMittal SA (Netherlands)	4,304,339	149,989,401
Netherlands - 2.8%
AerCap Holdings NV (c)	756,733	40,106,849
Airbus Group NV (c)	1,328,487	182,226,977
Koninklijke Philips Electronics NV	1,205,497	55,584,863
NN Group NV	3,030,329	150,726,936

TOTAL NETHERLANDS		428,645,625

Singapore - 1.0%
United Overseas Bank Ltd.	7,585,989	147,134,426
South Africa - 0.0%
Thungela Resources Ltd. (b)(c)	644,174	1,995,851
Spain - 2.5%
Banco Santander SA (Spain)	69,356,644	254,064,154
Cellnex Telecom SA (a)	1,405,338	91,589,497
Unicaja Banco SA (a)	27,736,831	25,516,134

TOTAL SPAIN		371,169,785

Sweden - 2.3%
Ericsson (B Shares)	4,424,985	51,038,571
Investor AB (B Shares)	9,631,640	238,653,967
Volvo AB (B Shares)	2,359,900	55,581,725

TOTAL SWEDEN		345,274,263

Switzerland - 5.9%
Novartis AG	2,256,200	208,649,811
Roche Holding AG (participation certificate)	275,310	106,355,609
Swiss Life Holding AG	155,390	80,280,974
UBS Group AG	14,438,882	237,952,775
Zurich Insurance Group Ltd.	624,760	251,887,487

TOTAL SWITZERLAND		885,126,656

United Kingdom - 12.8%
Anglo American PLC (United Kingdom)	6,376,544	282,570,012
AstraZeneca PLC (United Kingdom)	1,335,899	153,507,995
Barratt Developments PLC	8,392,158	82,075,641
Beazley PLC (c)	6,378,317	34,789,637
BHP Group PLC	16,377,837	530,254,498
BP PLC	60,674,411	243,548,508
Imperial Brands PLC	3,225,806	69,141,281
Lloyds Banking Group PLC	306,424,486	193,742,101
Royal Dutch Shell PLC Class B sponsored ADR	5,353,386	211,726,416
Standard Chartered PLC (United Kingdom)	20,997,722	126,087,121

TOTAL UNITED KINGDOM		1,927,443,210

TOTAL COMMON STOCKS
(Cost $11,147,067,862)		14,296,819,410

Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Porsche Automobil Holding SE (Germany)
(Cost $160,180,807)	2,351,877	254,546,520

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.06% (d)	412,850,375	412,932,945
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	3,530,811	3,531,164
TOTAL MONEY MARKET FUNDS
(Cost $416,464,109)		416,464,109
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $11,723,712,778)		14,967,830,039
NET OTHER ASSETS (LIABILITIES) - 0.7%		100,390,105
NET ASSETS - 100%		$15,068,220,144

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $327,608,156 or 2.2% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,411
Fidelity Securities Lending Cash Central Fund	1,364,557
Total	$1,436,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$82,583,911	$3,400,968,835	$3,070,621,593	$1,792	$--	$412,932,945	0.6%
Fidelity Securities Lending Cash Central Fund 0.06%	16,700	1,798,957,621	1,795,443,157	--	--	3,531,164	0.0%
Total	$82,600,611	$5,199,926,456	$4,866,064,750	$1,792	$--	$416,464,109

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.